Summary of Significant Accounting Policies - Income Taxes (Details) - Spain	12 Months Ended
Dec. 31, 2018 vessel
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of vessels	2
Tax rate in Spain	25.00%
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	2.50%